EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 5	$ 6
Interest cost	11	19
Expected return on assets	(20)	(25)
Amortization of:
Prior service credit	0	0
Actuarial loss	10	17
Net periodic benefit cost	6	17
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1
Interest cost	3	4
Expected return on assets	(2)	(2)
Amortization of:
Prior service credit	(33)	(30)
Actuarial loss	1	0
Net periodic benefit cost	(30)	(27)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4	3
Interest cost	0	1
Expected return on assets	0	0
Amortization of:
Prior service credit	0	0
Actuarial loss	0	0
Net periodic benefit cost	$ 4	$ 4